Capital expenditures and divestitures	6 Months Ended
Jun. 30, 2021
Capital expenditures and divestitures [Abstract]
Disclosure of capital expenditures and divestitures [text block]	Capital expenditures and divestitures During the first half of 2021, the Group did not make any significant capital expenditures or divestitures.